Land Use Rights (Details) - Schedule of Land Use Right - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
COST [Member]
COST
Beginning balance, beginning	$ 755,267	$ 734,990
additions for the year
Disposed due to discontinued operation	(755,267)
translation adjustment		20,277
Ending balance, ending		755,267
AMORTIZATION [Member]
COST
Beginning balance, beginning	(375,176)	(130,020)
Disposed due to discontinued operation	375,176
charge for the year		(14,958)
impairment		(222,989)
translation adjustment		(7,209)
Ending balance, ending		(375,176)
CARRYING AMOUNTS [Member]
COST
Beginning balance, beginning	380,091
Ending balance, ending		$ 380,091